Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 4:	SHAREHOLDERS’ EQUITY

a.	Ordinary Shares:

Ordinary shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and the right to receive dividends, if any, declared by the Company.

Shares Issuances:

1.	On January 30, 2025 and March 25, 2025, a certain shareholder exercised 800 and 660 pre-funded warrants, respectively, into 800 and 660 ordinary shares, respectively.

2.	On March 31, 2025, the Company entered into a definitive securities purchase agreement (the “Purchase Agreement”) with institutional investors (the “Purchasers”) for the purchase and sale in a private placement (the “Private Placement”) of 141,667 of ordinary units (the “Ordinary Units”) and pre-funded units (the “Pre-Funded Units”) at purchase price of $120 per Ordinary Unit and $119.9975 per Pre-Funded Unit, respectively for gross proceeds of $17,000 thousand.

The Private Placement closed on April 1, 2025, following the satisfaction of customary closing conditions. The aggregate gross proceeds to the Company from the Private Placement were $17,000 thousand (approximately $15,097 thousand, net of issuance costs).

Each Ordinary Unit consists of (i) one of the Company’s ordinary shares and (ii) one series A warrant to purchase one ordinary share (the “Series A Warrant”). Each Pre-Funded Unit consists of (i) one pre-funded warrant to purchase one ordinary share (the “Pre-Funded Warrant”) and (ii) one Series A Warrant. As such, the Company issued 8,984 ordinary shares, 132,683 prefunded warrants and 141,667 Series A Warrants.

The initial exercise price of each Series A Warrant is $300 per share or pursuant to an alternative cashless exercise option pursuant to which the warrant holder would receive an aggregate number of shares equal to the aggregate number Ordinary Shares that would be issuable upon a cash exercise of the Series A Warrant and multiplied by 3.0. The Series A Warrants have a term of 30 months and became exercisable following shareholder approval of a (i) consent to an increase in the number of authorized ordinary shares under the Company’s Amended and Restated Articles of Association from 20,000,000 ordinary shares, with no par value, to 2,000,000,000 Ordinary Shares, with no par value and (b) consent to the Company effecting a reverse share split of our issued and outstanding ordinary shares (but not the authorized ordinary shares) in the range of a ratio of up to 1:250, in one or more increments within the eighteen month period following such shareholder approval. Such shareholder approval at the Company’s annual general meeting of shareholders that was held on April 17, 2025. The number of securities issuable under the Series A Warrant is subject to certain adjustments and certain anti-dilution protection as described in more detail in the Series A Warrant.

On March 31, 2025, the Company also entered into an exchange agreement (the “Exchange Agreement”) with certain holders (the “Holders”) of warrants to purchase ordinary shares previously issued by the Company in October 2024 (“IPO warrants”). Under the Exchange Agreement, the Holders agreed to exchange with the Company 15,705 existing warrants for 15,705 new warrants to purchase ordinary shares, substantially in the form of the Series A Warrants (the “Exchange Warrants”).

Each Pre-Funded Warrant is exercisable for one Ordinary Share for $0.00001 following shareholder approval until all of the Pre-Funded Warrants are exercised in full. The number of Pre-Funded Warrant Shares are subject to adjustments for share splits, recapitalizations, and reorganizations.

As compensation to the placement agent in the Private Placement, the Company paid to the placement agent a commission equal to 10.0% of the aggregate gross proceeds from the Private Placement. In addition, the Company reimbursed the placement agent’s certain out-of-pocket expenses, including reasonable legal fees and disbursements for its counsel.

The Series A Warrants and Exchange Warrants terms did not meet the US GAAP criteria for equity classification as the number of ordinary shares to be issued upon exercise of such warrants and the exercise price of such warrants are subject to certain adjustments and certain anti-dilution protection that depend on the then-current share price, subject to a floor price. Accordingly, The Series A Warrants and Exchange Warrants were initially recognized as a liability at fair value.

An amount of $14,752 thousand was initially attributed to the warrants liability for the Series A Warrants and Exchange Warrants based on their fair value and the remaining amount was attributed to the ordinary shares and prefunded warrants issued and recognized as an equity component in the amount of $2,248 thousand. Applicable issuance costs, amounting to $1,903 thousand, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,652 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares and prefunded warrants in the amount of $251 thousand have been recorded in equity as a reduction of the additional paid in capital.

As part of the Private Placement, and as a result of the warrants exchange, the Company also recognized $1,635 thousand in respect with the Exchange Warrants. An amount of $1,626 thousand was considered as issuance costs allocated to the Exchange Warrants and has been recorded in profit or loss as finance expense, while $9 thousand has been recorded in equity as a reduction of the additional paid in capital.

Total issuance costs recorded in profit or loss as finance expense were $3,139 thousand.

3.	During the months of May and June 2025, the investors from the Private Placement exercised 132,683 pre-funded warrants into 132,683 ordinary shares and 140,833 Series A Warrants and 12,967 Exchange Warrants into 5,720,542 ordinary shares following the exercise of the alternative cashless exercise option.

b.	Reverse share split:

On May 27, 2025, the Company effected a reverse share split of the issued and outstanding ordinary shares at a ratio of one-for-250, pursuant to which holders of Company’s ordinary shares received one ordinary share for every 250 ordinary share held. Following the reverse share split, the Company issued additional 316 ordinary shares for any fractional shares held.

For accounting purposes, all share and per share amounts for ordinary share, preferred shares, warrants, options and loss per share amounts have been adjusted to give retroactive effect to the forward and reverse share splits for all periods presented in these financial statements.

Any fractional shares of more than one-half of one whole share that resulted from the reverse share splits have been rounded up to the nearest whole share.

c.	Share options:

On February 19, 2021, the Company’s board of directors (the “Board of Directors”) approved the adoption of the 2021 Share Option Plan (the “2021 Plan”). Under the 2021 Plan, the Company may grant share options to its officers, directors, employees and consultants. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement.

On January 13, 2025, the Board of directors approved an increase to the number of ordinary shares reserved for issuance under the 2021 Plan to 3,200 ordinary shares. As of June 30, 2025, the number of options outstanding under the 2021 Plan is 985 options.

On January 13, 2025, the Board of Directors granted 1,582 restricted share units (“RSUs”) to the Company’s executive officers, members of the Board of Directors and certain service providers as follows:

1.	610 RSUs to Company’s CEO, which will vest over 24 months commencing October 30, 2024.

2.	600 RSUs to Company’s chairman of the Board of Directors, which will vest over 24 months commencing October 30, 2024.

3.	240 RSUs to Company’s CTO, which will vest over 24 months commencing October 30, 2024.

4.	20 RSUs to Company’s CFO, which will vest over 36 months commencing October 30, 2024.

5.	An aggregate of 52 RSUs to members of the Company’s scientific advisory board (13 RSUs each member), which will vest over 36 months commencing October 30, 2024.

6.	An aggregate of 60 RSUs to members of the Board of Directors excluding the chairman (12 RSUs each member), which will vest over 36 months commencing October 30, 2024.

The fair value of the granted RSUs was $585 thousand according to the market price quotation at grant date.

On July 20, 2025, the Board of Directors approved to increase the number of ordinary share reserved issuance under the 2021 Plan, see also Note 8.

Expenses recognized in the condensed financial statements:

	Six months ended June 30,
	2025	2024
	In thousands

Research and development expenses	$2	$28
General and administrative expenses	396	7

Total	$398	$35